Composition of Certain Financial Statement Items (Tables)	3 Months Ended
Jul. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Inventory Balances
Inventories consisted of the following at April 24, 2026 and April 25, 2025:

(in millions)	April 24, 2026	April 25, 2025
Raw materials	$128	$87
Work in process	34	38
Finished goods	179	185
Total	$341	$311
Inventories consisted of the following at July 31, 2026 and April 24, 2026:

(in millions)	July 31, 2026	April 24, 2026
Raw materials	$128	$128
Work in process	35	34
Finished goods	193	179
Total	$356	$341

Property, Plant, and Equipment
The following are the components of property, plant and equipment:

(in millions)	April 24, 2026	April 25, 2025
Computer software	$532	$447
Equipment	480	395
Land and land improvements	7	7
Building and leasehold improvements	232	233
Construction in progress	241	286
Property, plant and equipment, at cost	1,492	1,369
Less: Accumulated Depreciation	(781)	(663)
Property, plant and equipment, net (1)	$711	$706
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(1)Property, plant and equipment, net in the United States was $673 million and $662 million as of April 24, 2026 and April 25, 2025, respectively.

Schedule of Gross Carrying Amount and Accumulated Amortization of Definite-Lived Intangible Assets
The following table presents the gross carrying amount and accumulated amortization of intangible assets:

(in millions)	April 24, 2026		April 25, 2025
Intangible Assets	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Purchased technology and patents	$245	$(147)	$246	$(125)
Customer-related	70	(63)	68	(60)
Trademarks, tradenames and other	5	(3)	5	(3)
Total	$321	$(214)	$320	$(188)
The following table presents the intangible asset amortization expense classification for the fiscal years ended April 24, 2026, April 25, 2025, and April 26, 2024:

	Fiscal Year
(in millions)	2026	2025	2024
Cost of products sold	$23	$24	$24
Selling, general, and administrative expense	3	5	9
Total amortization expense	$26	$29	$33
The following table presents the gross carrying amount and accumulated amortization of intangible assets:

(in millions)	July 31, 2026		April 24, 2026
Intangible Assets	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Purchased technology and patents	$245	$(153)	$245	$(147)
Customer-related	70	(63)	70	(63)
Trademarks, tradenames and other	5	(4)	5	(3)
Total	$321	$(221)	$321	$(214)
The following table presents the intangible asset amortization expense classification for the three months ended July 31, 2026 and July 25, 2025:

	Three Months Ended
(in millions)	July 31, 2026	July 25, 2025
Cost of products sold	$6	$6
Selling, general, and administrative expense	1	1
Total amortization expense	$6	$7

Schedule of Estimated Future Aggregate Amortization Expense
Estimated aggregate amortization expense by fiscal year based on the current carrying value and remaining estimated useful lives of definite-lived intangible assets at April 24, 2026 are as follows:

(in millions)	Amortization Expense
2027	26
2028	25
2029	22
2030	19
2031	9

Schedule of Other Accrued Expenses
Other accrued expenses included in the consolidated balance sheets were as follows:

(in millions)	April 24, 2026	April 25, 2025
Contract termination accrual	$24	$—
Accrued income taxes	38	—
Accrued litigation charges	24	165
Accrued warranties	17	15
Deferred income	15	11
Ancillary services cost accrual	—	11
Operating lease obligations	8	11
Right of return	6	5
Other accrued expenses(1)	61	53
Total	$194	$271
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(1)Other accrued expenses includes general accrued expenses as well as accruals related to restructuring, product remediation, clinical trials, and consultant fees.
Other accrued expenses included in the consolidated balance sheets were as follows:

(in millions)	July 31, 2026	April 24, 2026
Contract termination accrual	$8	$24
Accrued income taxes	34	38
Accrued litigation charges	22	24
Accrued warranties	18	17
Deferred income	14	15
Operating lease obligations	9	8
Right of return	5	6
Other accrued expenses(1)	76	61
Total	$185	$194
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(1)Other accrued expenses includes general accrued expenses as well as accruals related to restructuring, product remediation, clinical trials, and consultant fees.

Schedule of Product Warranty Liability
The following table provides a reconciliation of the changes in product warranty liabilities for the fiscal years ended April 24, 2026, April 25, 2025, and April 26, 2024:

	Fiscal Year
(in millions)	2026	2025	2024
Balance at the beginning of the period	$57	$65	$62
Provisions for warranties issued during the period	46	37	22
Settlements made during the period	(46)	(41)	(26)
Adjustment of prior estimates	6	(3)	6
Balance at end of the period	$63	$57	$65
As of April 24, 2026 and April 25, 2025, total product warranty reserves were included in the following consolidated balance sheet accounts:

(in millions)	April 24, 2026	April 25, 2025
Other accrued expenses	$17	$15
Other liabilities	47	42
Total warranty reserves	$63	$57
The following table provides a reconciliation of the changes in product warranty liabilities for the three months ended July 31, 2026 and July 25, 2025:

	Three Months Ended
(in millions)	July 31, 2026	July 25, 2025
Balance at the beginning of the period	$63	$57
Provisions for warranties issued during the period	11	13
Settlements made during the period	(11)	(13)
Adjustment of prior estimates	5	—
Balance at end of the period	$68	$58
As of July 31, 2026 and April 24, 2026, total product warranty reserves were included in the following consolidated balance sheet accounts:

(in millions)	July 31, 2026	April 24, 2026
Other accrued expenses	$18	$17
Other liabilities	50	47
Total warranty reserves	$68	$63